OPERATIONS - (Detail 2) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
OPERATIONS
Trade accounts receivable		R$ 10,619,617	R$ 9,471,592
Other assets		905,228	728,976
Non-current		485,928	368,835
Other liabilities		1,531,414	R$ 716,984
Business combination – FiBrasil
OPERATIONS
Current assets		218,901
Cash and cash equivalents		78,044
Trade accounts receivable		104,694
Other assets		36,163
Non-current assets		1,853,812
Non-current		10,291
Property, plant and equipment recognised as of acquisition date	[1]	1,735,838
Deferred income tax and social security contributions	[1]	61,199
Intangible assets other than goodwill	[2]	46,484
Suppliers recognised as of acquisition date		47,200
Financial assets recognised as of acquisition date		2,072,713
Other liabilities		10,320
Non-current liabilities		1,091,393
Non Current Debentures recognised as of acquisition date		903,964
Non Current Leases recognised as of acquisition date		150,687
Other non current Liabilities		1,162
Total consideration for acquisition		858,002
Goodwill	[3]	631,169
Non-controlling interest in acquiree recognised at acquisition date		(199,695)
Provisions	[4]	25,593
Non current Personal benefits recognised as of acquisition date		9,987
fair value of the net assets		798,779
Fair value of equity interest recognised on the acquisition date		(372,251)
Debentures recognised as of acquisition date		199
Leases recognised as of acquisition date		77,551
Personal benefits recognised as of acquisition date		47,271
Current liabilities		R$ 182,541

[1]	(1) Includes R$8,182 of deferred income tax and social contribution on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
[2]	(3) Includes R$2,105 of the allocation of fair value attributed to intangible assets.
[3]	(5) Refers to the goodwill value determined in the acquisition of FiBrasil.
[4]	(4) Includes R$24,065 of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.